UNITED STATES
             SECURITIES AND EXCHANGE COMMISSION
                  Washington, D.C. 20549

                         FORM 13F

                     FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended September 30, 2007

Check here if amended: [ ]; Amendment Number:
This Amendment (Check only one.):  [  ] is a restatement.
                                   [  ] add new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Summit Capital Management, LLC
Address:   600 University Street, Suite 2304
           Seattle, WA  98101

Form 13F File Number:  28-7018

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Lisa M. Burke
Title:     Chief Compliance Officer
Phone No.: 509-747-0409

Signature, Place, and Date of Signing:

Lisa M. Burke          Spokane, Washington            November 15, 2007

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                               Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:           0

Form 13F Information Table Entry Total:      99

Form 13F Information Table Value Total:      $263,725,698


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE


                                                       FORM 13F INFORMATION
TABLE

            COLUMN 1               COLUMN 2    COLUMN 3  COLUMN 4       COLUMN 5      COLUMN 6  COLUMN 7        COLUMN 8
------------------------------- -------------- -------- ---------- ----------------- ---------- -------- -----------------------
                                                          VALUE    SHRS OR  SH/ PUT  INVESTMENT  OTHER     VOTING AUTHORITY
         NAME OF ISSUER         TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE   SHARED   NONE
------------------------------- -------------- --------- --------- -------- --- ---- ---------- -------- ------- ------ --------
40/86 STRATEGIC INCOME FUND         SH BEN INT 349739102      224    20952  SH          SOLE              20952
ABERDEEN ASIA PACIFIC INCOME        COM        003009107     2089   334750  SH          SOLE             334750
ALASKA AIR GROUP INC                COM        011659109     2083    90200  SH          SOLE              90200
ALLIANCE BERNSTEIN INCOME FD        COM        01881E101      350    42230  SH          SOLE              42230
AMGEN INC                           COM        031162100    19343   341929  SH          SOLE             341929
ANNUITY & LIFE RE HOLDINGS LTD      COM        G03910109     3142  4620634  SH          SOLE            4620634
ASA LIMITED                         COM        g3156p103     2288    30257  SH          SOLE              30257
BANCROFT BOND FUND LTD              COM        059695106      512    24000  SH          SOLE              24000
BARRICK GOLD CORP                   COM        067901108     7838   194600  SH          SOLE             194600
BHP BILLITON LTD-SPON ADR           SPON ADR   05545E209      346     4400  SH          SOLE               4400
BJ SERVICES CO                      COM        055482103     6124   230650  SH          SOLE             230650
BLACKROCK CA INSURED MUN 2008       COM        09247G108      259    17200  SH          SOLE              17200
BLACKROCK GLOBAL ENERGY&RES TR      COM        09250U101     1997    66350  SH          SOLE              66350
BLACKROCK INSD MUNI 2008 TERM       COM        09247K109     1005    66200  SH          SOLE              66200
BLACKROCK MUNI-ENHANCED FD          COM        09253Y100      795    76500  SH          SOLE              76500
BLACKROCK NY INSURED MUNI 2008      COM        09247L107      399    26300  SH          SOLE              26300
BLACKROCK STRATGC DIV ACHVRS TR     COM        09249Y107     2759   204350  SH          SOLE             204350
BUCYRUS INTERNATIONAL INC-A         CL A       118759109      233     3200  SH          SOLE               3200
BUNGE LTD                           COM        G16962105      269     2500  SH          SOLE               2500
COMPANHIA VALE DO RIO DOCE-ADR      SPON ADR   204412209      244     7200  SH          SOLE               7200
CITIGROUP INC                       COM        172967101     3776    80900  SH          SOLE              80900
CLAYMORE/RAYMND JAMES SB1 EQ        COM        183833102     1323    67475  SH          SOLE              67475
COCA COLA CO                        COM        191216100     7167   124700  SH          SOLE             124700
COCA COLA ENTERPRISES, INC          COM        191219104     2689   111010  SH          SOLE             111010
COHEN & STEERS CE OPPORTUNITY       COM        19248p106     1588    92953  SH          SOLE              92953
COHEN & STEERS REIT & PFD INCOME    COM        19247x100     9216   367480  SH          SOLE             367480
COMCAST CORP NEW CL A SPL           CL A SPL   20030n200     5838   243650  SH          SOLE             243650
CONOCOPHILLIPS                      COM        20825C104     8005    91200  SH          SOLE              91200
COVIDIEN LIMITED                    COM        G2552X108     2752    66303  SH          SOLE              66303
CYTOGEN CORP                        COM NEW    232824300       33    41802  SH          SOLE              41802
DETREX CORP                         COM        250685104     4986   593027  SH          SOLE             593027
DIAMOND OFFSHORE DRILLING           COM        25271C102      477     4212  SH          SOLE               4212
DIME BANCORP-WT                     WARRANTS   25429Q110        5    21000  SH          SOLE              21000
DWS GLOBAL COMMODITIES STK FD       COM        23338Y100     1260    63086  SH          SOLE              63086
EATON VANCE SENIOR INCOME TRUST     SH BEN INT 27826S103      687    86300  SH          SOLE              86300
EMERITUS CORP                       COM        291005106     1664    61407  SH          SOLE              61407
ENSCO INTERNATIONAL INC             COM        26874Q100     4693    83650  SH          SOLE              83650
EQUITY RESIDENT PPTYS SH BEN INT    SH BEN INT 29476L107     1652    39000  SH          SOLE              39000
EXXON MOBIL CORP                    COM        30231G102     2536    27400  SH          SOLE              27400
FIRST TR/FOUR CRNRS SR FLOAT        COM        33733u108      278    13995  SH          SOLE              13995
FRANKLIN UNIVERSAL TRUST            COM        355145103      800   116724  SH          SOLE             116724
FREEPORT-MCMORAN COPPER             COM        35671D857      357     3400  SH          SOLE               3400
GABELLI DIVIDEND & INCOME TRUST     COM        36242H104    11711   543165  SH          SOLE             543165
GENERAL ELECTRIC CO                 COM        369604103     6512   157300  SH          SOLE             157300
GRUPO TMM SA-SP ADR A               SP ADR A SH40051D105      890   281672  SH          SOLE             281672
HERSHEY COMPANY (THE)               COM        427866108     5578   120200  SH          SOLE             120200
HONEYWELL INTL INC                  COM        438516106     4764    80100  SH          SOLE              80100
HRPT PROPERTIES TRUST               COM SH BEN 40426w101     7937   802478  SH          SOLE             802478
HSBC HOLDINGS PLC-SPONS ADR         SPON ADR   404280406      204     2200  SH          SOLE               2200
HUGOTON ROYALTY TRUST               UNIT BEN IN444717102      507    21450  SH          SOLE              21450
ISHARES MSCI EAFE INDEX FUND        MSCI EAFE I464287465      773     9365  SH          SOLE               9365
ISHARES MSCI JAPAN INDEX FD         MSCI JAPAN 464286848      164    11150  SH          SOLE              11150
JAPAN SMALLER CAPITALIZATION FUND   COM        47109U104      358    34505  SH          SOLE              34505
JOHNSON & JOHNSON                   COM        478160104     6735   102506  SH          SOLE             102506
KANSAS CITY SOUTHERN                COM NEW    485170302     1306    40594  SH          SOLE              40594
KOREA EQUITY FUND                   COM        50063b104      544    40000  SH          SOLE              40000
LEVEL 3 COMMUNICATIONS INC          COM        52729N100      930   200000  SH          SOLE             200000
LIBERTY ALL STAR EQUITY FUND        SH BEN INT 530158104     2917   354844  SH          SOLE             354844
LMP CAPITAL & INCOME FD             COM        50208A102      491    24800  SH          SOLE              24800
MICROSOFT CORP                      COM        594918104    22746   772111  SH          SOLE             772111
MULTIBAND CORP                      COM        62544X100      118    39480  SH          SOLE              39480
NRG ENERGY INC                      COM NEW    629377508     3519    83200  SH          SOLE              83200
PEABODY ENERGY CORP                 COM        704549104     4483    93650  SH          SOLE              93650
PENGROWTH ENERGY TRUST              TR UNIT NEW706902509     1855    98450  SH          SOLE              98450
PETROCHINA CO LTD -ADR              SPON ADR   71646E100      296     1600  SH          SOLE               1600
PFIZER INC                          COM        717081103     4138   169400  SH          SOLE             169400
PHARMACEUTICAL HOLDERS TRUST        DEP RCPT   71712A206     7533    94100  SH          SOLE              94100
PIMCO FLOATING RATE STRATEGY        COM        72201J104      433    25050  SH          SOLE              25050
PUBLIC STORAGE                      COM        74460D109     1574    20010  SH          SOLE              20010
PUGET SOUND BANK (WA)               COM        74531y108      179    12324  SH          SOLE              12324
PUTNAM HIGH INCOME BOND FD          SH BEN INT 746779107      651    77249  SH          SOLE              77249
PUTNAM HIGH YIELD MUNICIPAL         SH BEN INT 746781103      450    63850  SH          SOLE              63850
PUTNAM MASTR INTR INCM SH BEN INT   SH BEN INT 746909100      327    51077  SH          SOLE              51077
PUTNAM PREMIER INCOME TRUST         SH BEN INT 746853100      635   100017  SH          SOLE             100017
QUIPP INC                           COM        748802105      159    27780  SH          SOLE              27780
RAYTHEON CO                         COM NEW    755111507     5106    80000  SH          SOLE              80000
RIO TINTO PLC-SPON ADR              SPON ADR   767204100      223      650  SH          SOLE                650
S&P DEPOSITARY RECEIPTS (SPDR)      UNIT SER 1 78462F103     1451     9358  SH          SOLE               9358
SIRVA INC                           COM        82967y104       35    50000  SH          SOLE              50000
ST MARY LAND & EXPLORATION          COM        792228108     5385   150977  SH          SOLE             150977
STORM CAT ENERGY CORP               COM        862168101      144   191793  SH          SOLE             191793
STREETTRACKS GOLD TRUST             GOLD SHS   863307104     8537   116140  SH          SOLE             116140
TAIWAN FUND                         COM        874036106      259    11840  SH          SOLE              11840
TCW STRATEGIC INCOME FD             COM        872340104     1204   296290  SH          SOLE             296290
TIME WARNER CABLE INC CL A          CL A       88732j108     2634    80300  SH          SOLE              80300
TIME WARNER INC                     COM        887317105     6196   337465  SH          SOLE             337465
TYCO ELECTRONICS LTD                COM        G9144p105     1275    35984  SH          SOLE              35984
TYCO INTERNATIONAL LTD              COM        G9143x208     1596    35984  SH          SOLE              35984
UNITED HEALTHCARE CORP              COM        91324P102     2327    48050  SH          SOLE              48050
US BANCORP NEW                      COM NEW    902973304      587    18047  SH          SOLE              18047
VAN KAMPEN SENIOR INCOME TRUST      COM        920961109      226    28400  SH          SOLE              28400
VERAMARK TECHNOLOGIES INC           COM        923351100     1140  1461580  SH          SOLE            1461580
VERSO TECHNOLOGIES INC              COM NEW    925317208      164   244325  SH          SOLE             244325
WASHINGTON MUTUAL INC               COM        939322103     1418    40148  SH          SOLE              40148
WASTE SVCS INC DEL                  COM        941075202      486    50000  SH          SOLE              50000
WESTERN ASSET EMRGNG MKTS DEBT      COM        95766A101      212    11900  SH          SOLE              11900
WESTERN ASSET EMRGNG MKTS INCM II   COM        95766E103      187    14000  SH          SOLE              14000
WESTERN ASSET WORLDWIDE INCME       COM        957668106      624    46835  SH          SOLE              46835
ZWEIG FUND                          COM        989834106     6815  1308054  SH          SOLE            1308054


